Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables1 [abstract]
Research tax credit	$ 16,842	$ 9,039
Other subsidies	1,598	1,812
Valuation allowance for other subsidies	(1,266)	(1,326)
Total subsidies receivables	$ 17,173	$ 9,524